INCOME TAXES - Summary of Major Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 13,553	$ 12,859
Deferred income tax assets	(2,102)	(1,884)
Net deferred income tax liability	11,451	10,975	$ 9,073	$ 9,344
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	12,885	12,484
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	33	20
PRT deduction for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	1	7
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	46	96
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	414	252
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(1,142)	(1,264)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(855)	(523)
Unrealized foreign exchange (gain) loss on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(104)	(29)
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(1)	(18)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	174	0
Deferred income tax assets	$ 0	$ (50)